QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.5%
COMMUNICATION SERVICES – 4.8%
Lumen Technologies, Inc.	1,268	$13,808
Paramount Global, Class A	697	18,847
Sirius XM Holdings, Inc.	4,304	28,751
Verizon Communications, Inc.	4,154	191,873
		253,279
CONSUMER DISCRETIONARY – 4.2%
ADT, Inc.	1,293	9,439
Genuine Parts Co.	160	24,459
H&R Block, Inc.	241	9,630
Hasbro, Inc.	171	13,461
Lithia Motors, Inc., Class A	39	10,346
Murphy USA, Inc.	36	10,237
O'Reilly Automotive, Inc.*	69	48,548
Penske Automotive Group, Inc.	101	11,563
Tractor Supply Co.	124	23,744
Ulta Beauty, Inc.*	58	22,557
Yum! Brands, Inc.	303	37,130
		221,114
CONSUMER STAPLES – 28.7%
Albertsons Cos., Inc., Class A	602	16,164
BJ's Wholesale Club Holdings, Inc.*	178	12,051
Campbell Soup Co.	354	17,470
Casey's General Stores, Inc.	52	10,538
Clorox Co. (The)	140	19,858
Coca-Cola Consolidated, Inc.	13	6,669
Coca-Cola Europacific Partners PLC	500	27,060
Colgate-Palmolive Co.	853	67,165
Conagra Brands, Inc.	551	18,850
Costco Wholesale Corp.	438	237,089
Coty, Inc., Class A*	1,173	8,586
Flowers Foods, Inc.	315	8,949
General Mills, Inc.	625	46,744
Hershey Co. (The)	156	35,562
J M Smucker Co. (The)	128	16,937
Kellogg Co.	371	27,424
Kimberly-Clark Corp.	350	46,126
Kroger Co. (The)	765	35,527
National Beverage Corp.	149	8,073
PepsiCo, Inc.	1,366	238,995
Philip Morris International, Inc.	1,541	149,708
Sysco Corp.	531	45,082
Tyson Foods, Inc., Class A	317	27,899
Walgreens Boots Alliance, Inc.	918	36,371
Walmart, Inc.	2,709	357,723
		1,522,620
ENERGY – 3.4%
Antero Midstream Corp.	781	7,857
DT Midstream Inc	152	8,365
Energy Transfer LP	3,295	37,267
Enterprise Products Partners LP	2,244	59,982
Magellan Midstream Partners LP	266	13,699
MPLX LP	1,087	35,338

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Plains All American Pipeline LP	975	$10,764
Shell Midstream Partners LP	586	9,405
		182,677
FINANCIALS – 1.9%
American Financial Group, Inc.	104	13,903
Erie Indemnity Co., Class A	60	12,202
FS KKR Capital Corp.	423	9,166
Jefferies Financial Group, Inc.	337	10,976
New Residential Investment Corp., REIT	760	8,292
Old Republic International Corp.	428	9,959
Prudential Financial, Inc.	396	39,596
		104,094
HEALTH CARE – 43.4%
AbbVie, Inc.	1,743	250,138
Alkermes PLC*	255	6,528
Amgen, Inc.	533	131,901
Bristol-Myers Squibb Co.	1,596	117,753
Cardinal Health, Inc.	320	19,059
Chemed Corp.	21	10,103
Eli Lilly & Co.	813	268,038
Gilead Sciences, Inc.	1,270	75,882
Humana, Inc.	129	62,178
Johnson & Johnson	2,325	405,759
Merck & Co., Inc.	2,061	184,130
Moderna, Inc.*	408	66,949
Organon & Co.	15	476
Perrigo Co. PLC	13	544
Pfizer, Inc.	4,769	240,882
Quest Diagnostics, Inc.	136	18,574
QuidelOrtho Corp.*	95	9,694
UnitedHealth Group, Inc.	804	436,041
		2,304,629
INDUSTRIALS – 6.2%
3M Co.	577	82,649
AGCO Corp.	102	11,110
Booz Allen Hamilton Holding Corp.	160	15,357
BWX Technologies Inc	141	7,992
CH Robinson Worldwide, Inc.	152	16,826
Fastenal Co.	619	31,792
FedEx Corp.	265	61,769
Landstar System, Inc.	56	8,768
Masco Corp.	286	15,839
Rollins, Inc.	562	21,676
Science Applications International Corp.	85	8,234
Simpson Manufacturing Co., Inc.	70	7,230
WESCO International, Inc.*	76	9,716
WW Grainger, Inc.	56	30,438
		329,396
INFORMATION TECHNOLOGY – 6.3%
Cadence Design Systems, Inc.*	288	53,591
Citrix Systems, Inc.	153	15,516

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS (Concluded)	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Dolby Laboratories, Inc., Class A	103	$7,972
Hewlett Packard Enterprise Co.	1,483	21,118
HP, Inc.	1,114	37,197
International Business Machines Corp.	898	117,449
Ubiquiti, Inc.	70	21,114
VMware, Inc., Class A	436	50,663
Western Union Co. (The)	549	9,344
		333,964
MATERIALS – 0.2%
Sonoco Products Co.	145	9,206
REAL ESTATE – 0.2%
Omega Healthcare Investors, Inc., REIT	330	10,230
UTILITIES – 0.2%
NextEra Energy Partners LP	120	9,929
TOTAL COMMON STOCKS
(Cost $5,136,285)		5,281,138

SHORT-TERM INVESTMENTS – 0.4%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(a)	19,579	19,579
TOTAL SHORT TERM INVESTMENTS
(Cost $19,579)		19,579
TOTAL INVESTMENTS – 99.9%
(Cost $5,155,864)		5,300,717
Other Assets in Excess of Liabilities – 0.1%		9,283
TOTAL NET ASSETS – 100.0%		$5,310,000

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust